Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended
Sep. 25, 2021
European Wax Center, Inc. and Subsidiaries
Schedule of Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	September 25, 2021	December 26, 2020
Prepaid inventory	$—	$2,000
Prepaid insurance	3,333	324
Prepaid other & other current assets	3,895	2,250
Total	$7,228	$4,574